LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended						3 Months Ended	6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 ACCRUING	Jun. 30, 2013 ACCRUING	Jun. 30, 2014 ACCRUING	Jun. 30, 2013 ACCRUING	Dec. 31, 2013 ACCRUING	Dec. 31, 2012 ACCRUING	Jun. 30, 2014 NONACCRUAL	Jun. 30, 2014 NONACCRUAL	Jun. 30, 2013 NONACCRUAL	Dec. 31, 2013 NONACCRUAL	Dec. 31, 2012 NONACCRUAL	Mar. 31, 2013 NONACCRUAL	Jun. 30, 2014 Commercial real estate	Jun. 30, 2013 Commercial real estate	Jun. 30, 2014 Commercial real estate	Jun. 30, 2013 Commercial real estate	Dec. 31, 2013 Commercial real estate	Dec. 31, 2012 Commercial real estate	Jun. 30, 2014 Commercial real estate ACCRUING	Jun. 30, 2013 Commercial real estate ACCRUING	Jun. 30, 2014 Commercial real estate ACCRUING	Jun. 30, 2013 Commercial real estate ACCRUING	Dec. 31, 2013 Commercial real estate ACCRUING	Dec. 31, 2012 Commercial real estate ACCRUING	Jun. 30, 2013 Commercial real estate NONACCRUAL	Dec. 31, 2013 Commercial real estate NONACCRUAL	Dec. 31, 2012 Commercial real estate NONACCRUAL	Mar. 31, 2013 Commercial real estate NONACCRUAL	Jun. 30, 2014 Commercial, Financial, and Agricultural	Jun. 30, 2013 Commercial, Financial, and Agricultural	Dec. 31, 2013 Commercial, Financial, and Agricultural	Dec. 31, 2012 Commercial, Financial, and Agricultural	Mar. 31, 2014 Commercial, Financial, and Agricultural	Mar. 31, 2013 Commercial, Financial, and Agricultural	Jun. 30, 2013 Commercial, Financial, and Agricultural ACCRUING	Dec. 31, 2013 Commercial, Financial, and Agricultural ACCRUING	Dec. 31, 2012 Commercial, Financial, and Agricultural ACCRUING	Jun. 30, 2014 Commercial, Financial, and Agricultural ACCRUING	Mar. 31, 2014 Commercial, Financial, and Agricultural ACCRUING	Mar. 31, 2013 Commercial, Financial, and Agricultural ACCRUING	Jun. 30, 2014 Commercial, Financial, and Agricultural NONACCRUAL	Dec. 31, 2013 Commercial, Financial, and Agricultural NONACCRUAL	Mar. 31, 2014 Commercial, Financial, and Agricultural NONACCRUAL	Dec. 31, 2012 Commercial Construction	Jun. 30, 2014 Commercial Construction	Mar. 31, 2014 Commercial Construction	Dec. 31, 2013 Commercial Construction	Jun. 30, 2013 Commercial Construction	Mar. 31, 2013 Commercial Construction	Dec. 31, 2012 Commercial Construction ACCRUING	Jun. 30, 2014 Commercial Construction ACCRUING	Mar. 31, 2014 Commercial Construction ACCRUING	Dec. 31, 2013 Commercial Construction ACCRUING	Jun. 30, 2013 Commercial Construction ACCRUING	Mar. 31, 2013 Commercial Construction ACCRUING	Jun. 30, 2014 One to four family residential real estate	Jun. 30, 2014 One to four family residential real estate	Jun. 30, 2013 One to four family residential real estate	Dec. 31, 2013 One to four family residential real estate	Dec. 31, 2012 One to four family residential real estate	Mar. 31, 2013 One to four family residential real estate	Jun. 30, 2014 One to four family residential real estate ACCRUING	Jun. 30, 2014 One to four family residential real estate ACCRUING	Jun. 30, 2013 One to four family residential real estate ACCRUING	Dec. 31, 2013 One to four family residential real estate ACCRUING	Dec. 31, 2012 One to four family residential real estate ACCRUING	Mar. 31, 2013 One to four family residential real estate ACCRUING	Jun. 30, 2014 One to four family residential real estate NONACCRUAL	Jun. 30, 2014 One to four family residential real estate NONACCRUAL	Jun. 30, 2013 One to four family residential real estate NONACCRUAL	Dec. 31, 2013 One to four family residential real estate NONACCRUAL	Dec. 31, 2012 One to four family residential real estate NONACCRUAL	Mar. 31, 2013 One to four family residential real estate NONACCRUAL
Changes in troubled debt restructuring
Beginning balance	$ 3,748	$ 8,995	$ 6,277	$ 8,056	$ 8,056	$ 2,503	$ 3,240	$ 6,720	$ 5,663	$ 5,792	$ 5,792	$ 2,503	$ 508	$ 614	$ 2,264	$ 2,264		$ 2,275	$ 1,009	$ 5,757	$ 3,520	$ 5,773	$ 5,773	$ 2,400	$ 1,009	$ 3,588	$ 3,520	$ 3,611	$ 3,611	$ 2,400	$ 2,162	$ 2,162		$ 2,169	$ 1,709	$ 1,221	$ 1,221		$ 1,694	$ 2,174	$ 1,221	$ 1,221		$ 1,186	$ 1,186	$ 2,174	$ 523		$ 508		$ 858	$ 858	$ 858	$ 858	$ 858		$ 858	$ 858	$ 858	$ 858	$ 858	$ 187	$ 190	$ 204	$ 204	$ 103	$ 206	$ 187	$ 99	$ 102	$ 102	$ 103	$ 100		$ 91	$ 102	$ 102		$ 106
Principal payments	(2)	(25)	(2,531)	(50)	(1,950)	(519)	(2)	(25)	(2,516)	(50)	(554)	(87)		(15)		(1,396)	(432)		(2)	(25)	(2,513)	(48)	(1,467)	(516)	(2)	(25)	(2,513)	(48)	(91)	(84)		(1,376)	(432)		(15)		(465)					(460)					(15)	(5)		(2)						(2)							(3)	(2)	(18)	(1)			(3)	(2)	(3)	(1)					(15)
Charge-offs					(793)	(772)										(793)	(772)						(793)	(772)								(793)	(772)
New restructured				964	1,492	6,797				953	953	5,776			11	539	1,021					7	7	4,614						3,695	7	7	919			953	1,481	1,221			953	953	1,221					528		860						860								4	4	102										4	4	102
Transfers to nonaccrual	(89)		(89)		(528)	(2,400)	(89)		(89)		(528)	(2,400)												(2,400)						(2,400)							(528)					(528)																				(89)	(89)					(89)	(89)
Transfer to accruing			(137)											(91)																																																	89												(91)
Transfer from accruing	89					2,400			91				89	89			2,400							2,400									2,400																													89							91					89	89
Ending balance	$ 3,746	$ 8,970	$ 3,746	$ 8,970	$ 6,277	$ 8,056	$ 3,149	$ 6,695	$ 3,149	$ 6,695	$ 5,663	$ 5,792	$ 597	$ 597	$ 2,275	$ 614	$ 2,264	$ 2,275	$ 1,007	$ 5,732	$ 1,007	$ 5,732	$ 3,520	$ 5,773	$ 1,007	$ 3,563	$ 1,007	$ 3,563	$ 3,520	$ 3,611	$ 2,169		$ 2,162	$ 2,169	$ 1,694	$ 2,174	$ 1,709	$ 1,221	$ 1,694	$ 2,174	$ 2,174	$ 1,186	$ 1,221	$ 1,186	$ 1,186	$ 2,174	$ 508	$ 523	$ 508	$ 858	$ 858	$ 858	$ 858	$ 858	$ 858	$ 858	$ 858	$ 858	$ 858	$ 858	$ 858	$ 187	$ 187	$ 206	$ 190	$ 204	$ 206	$ 98	$ 98	$ 100	$ 99	$ 102	$ 100	$ 89	$ 89	$ 106	$ 91	$ 102	$ 106